Organization and Nature of Operations - Summary of Company's Principal Subsidiaries and VIEs (Detail) - Variable Interest Entity VIE Activities [Member]	12 Months Ended
Dec. 31, 2022
Chengxing [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 09, 2015
Chengxing [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Xiaopeng Motors Technology Co Ltd (Xiaopeng Technology) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	May 12, 2016
Guangzhou Xiaopeng Motors Technology Co Ltd (Xiaopeng Technology) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 07, 2017
Guangzhou Xiaopeng Automobile Manufacturing Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Design and technology development
Zhaoqing Xiaopeng New Energy Investment Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 13, 2020
Zhaoqing Xiaopeng New Energy Investment Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co Ltd (Zhaoqing XPeng) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	May 18, 2017
Zhaoqing Xiaopeng Automobile Co Ltd (Zhaoqing XPeng) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Manufacturing of vehicles
Xiaopeng Motors Sales Co., Ltd. (Xiaopeng Motors Sales) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 08, 2018
Xiaopeng Motors Sales Co., Ltd. (Xiaopeng Motors Sales) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 28, 2018
Beijing Xiaopeng Automobile Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail, design and technology development
Beijing Xiaopeng Automobile Sales Service Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Nov. 09, 2020
Beijing Xiaopeng Automobile Sales Service Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Shenzhen Xiaopeng Automobile Sales Service Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Aug. 06, 2018
Shenzhen Xiaopeng Automobile Sales Service Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Hangzhou Zhipeng Automobile Sales Service Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 10, 2019
Hangzhou Zhipeng Automobile Sales Service Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Nov. 18, 2019
Guangzhou Xiaopeng Automatic Driving Technology Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Technology development
Guangzhou Xiaopeng Smart Charging Technology Co Ltd [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jun. 22, 2020
Guangzhou Xiaopeng Smart Charging Technology Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Smart charging technology development
Xiaopeng Automobile Central China (Wuhan) Co Ltd (Wuhan Xiaopeng) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 30, 2021
Xiaopeng Automobile Central China (Wuhan) Co Ltd (Wuhan Xiaopeng) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Technology development and vehicle retail
Shanghai Xiaopeng Motors Technology Co., Ltd. [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 12, 2018
Shanghai Xiaopeng Motors Technology Co., Ltd. [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Technology development and vehicle retail
XPeng Huitian Holding Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Oct. 12, 2020
XPeng Huitian Holding Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Investment holding
XPeng Dogotix Holding Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 05, 2021
XPeng Dogotix Holding Limited [Member] | VIRGIN ISLANDS, BRITISH
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Investment holding
XPeng (Hong kong) Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 12, 2019
XPeng (Hong kong) Limited [Member] | HONG KONG
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Zhipeng IoV Technology Co Ltd (Zhipeng IoV) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	May 23, 2018
VIA -Principal activities	Business of development and the operation of an Internet of Vehicles network
Guangzhou Yidian Zhihui Chuxing Technology Co Ltd (Yidian Chuxing) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	May 24, 2018
VIA -Principal activities	Business of provision of online-hailing services through online platform
Guangzhou Xintu Technology Co., Ltd. (Xintu Technology) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	Apr. 27, 2021
VIA -Principal activities	Surveying and mapping
Guangdong Intelligent Insurance Agency Co Ltd (GIIA, formerly known as Qingdao Miaobao Insurance Agency Co Ltd) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	Jul. 22, 2022
VIA -Principal activities	Insurance agency
Jiangsu Zhipeng Kongjian Information Technology Co Ltd (Zhipeng Kongjian, formerly known as Jiangsu Zhitu Technology Co Ltd a subsidiary of Xintu Technology) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	Jun. 23, 2021
VIA -Principal activities	Surveying and mapping